              ---------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
  Chairman and Director, Morgan Stanley      Michael F. Klein
  Asset Management Inc. and Morgan Stanley   VICE PRESIDENT
  Asset Management Limited; Managing         Harold J. Schaaff,
  Director, Morgan Stanley & Co.             Jr.
  Incorporated; Director, Morgan Stanley     VICE PRESIDENT
  Group Inc.                                 Joseph P. Stadler
Frederick B. Whittemore                      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                   Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.    SECRETARY
  Incorporated                               Karl O. Hartmann
Warren J. Olsen                              ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                       James R. Rooney
  Principal, Morgan Stanley Asset            TREASURER
  Management Inc. and Morgan Stanley & Co.   Joanna M. Haigney
  Incorporated                               ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              TECHNOLOGY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The investment objective of the Technology Portfolio is to achieve long term capital appreciation by investing primarily in equity securities of companies expected to benefit from their involvement in technology and technology-related industries. The focus of the Portfolio is to identify significant long term technology and communication trends and to invest in those premier companies we believe are positioned to materially gain from these trends. Stocks selected for the Portfolio are also expected to meet comprehensive selection criteria. The Portfolio may invest up to 35% of its total investments in securities of foreign companies to participate sufficiently in the global technology market.

For the period from inception on September 16, 1996 through September 30, 1996, the Portfolio had a total return of 3.80% for the Class A shares and Class B shares, as compared to a total return of 0.49% for the S&P 500 Index and 3.77% for the Lipper Science & Technology Funds Index.

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX(1)
----------------------------------------------------

                                                            TOTAL
                                                          RETURN(2)
                                                            SINCE
                                                          INCEPTION
                                                         -----------
PORTFOLIO--CLASS A(3)..................................        3.80%
PORTFOLIO--CLASS B(3)..................................        3.80
S&P 500 INDEX..........................................        0.49
LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX..............        3.77

1. The S&P 500 Index is an unmanaged index of common stocks. The Lipper Science and Technology Funds Index is a composite index of mutual funds that invest at least 65% of their assets in science and technology stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio commenced operations on September 16, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

Although we are pleased to have outperformed the benchmarks in this period, the short period of only two weeks from inception to quarter end suggest that further analysis of our results would be of limited significance. Instead, the balance of this report will review our investment strategy and process.

INVESTMENT STRATEGY

    The Portfolio uses an investment strategy designed to maximize our participation in the most significant secular technology trends by identifying high growth sectors early and investing in the premier companies within each designated sector. Our sector selection focuses on identifying fast growing markets that are currently of significant size or have the opportunity for exceptional growth. An ideal sector is one facing a paradigm shift in which a new technology is likely to significantly erode an old technology through enhanced functionality or where the new technology represents an innovative solution to a problem which is widespread or perhaps as yet unidentified. To outperform, we seek to maximize our weightings in these best positioned sectors while underweighting those sectors exposed to the greatest risks. We dismiss a strategy of equally weighting across sectors as a formula for realizing only average performance.

Our stock selection strategy is to identify the premier companies in each sector, regardless of size, and to invest in these top names for the long term. We focus on such factors as market share and growth rate as well as financial health and quality of management. We look for companies which have a lead on the market in an early stage of a potentially robust product cycle. Specifically, a company should be poised to take advantage of market growth through existing and sustainable barriers to entry and have the ability to maintain or achieve profit margins which are above average. We look for companies with a diversified customer base (i.e., many customers in multiple markets) and with consistently high customer retention rates.

While we strive to maximize gains, at the same time we moderate risk in the Portfolio by diversifying in several ways. Our primary strategy is to hold between 65 and 125 issues, with a significant majority of the Portfolio's assets in our highest quality core growth positions. The

Portfolio held 87 issues as of September 30, 1996 which were distributed as follows: software 24%, technology-related service including electronic commerce and transaction processing 21%, communication equipment 20%, semiconductors 12%, communication service 5%, healthcare technology 4% and computing, content and distribution with a combined total of 6%.

Secondary diversification methods are utilized in response to current or anticipated market situations. These include changing allocations based on relative sector valuations and growth prospects, focusing on core holdings with more predictable growth versus contrarian holdings, balancing revenue exposure to strong versus weak economies, and targeting sectors and companies with significant recurring revenues. For example, our weighting in technology related services moderates portfolio volatility through a focus on recurring revenue oriented business models.

In summary, we are pleased with the strong initial performance of the Portfolio and are optimistic regarding the longer term growth prospects for the technology sector.

Christopher R. Blair
PORTFOLIO MANAGER

Dennis G. Sherva
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (89.8%)
  COMMUNICATION EQUIPMENT (30.2%)
            600    3Com Corp.                           $      36
          1,200    ADC Telecommunications, Inc.                77
          1,200    Altera Corp.                                61
            800    ANADIGICS, Inc.                             21
            600    Ascend Communications, Inc.                 40
            800    Black Box Corp.                             26
            400    BMC Software, Inc.                          32
          1,300    Cascade Communications Corp.               106
          1,800    Cisco Systems, Inc.                        112
          1,300    FORE Systems, Inc.                          54
            800    HBO & Co.                                   53
            500    HCIA, Inc.                                  30
          1,200    Molex, Inc., Class A                        40
            600    Newbridge Networks Corp.                    38
            600    Northern Telecom Ltd.                       35
            200    Orckit Communications Ltd.                   4
          1,000    Orion Network Systems, Inc.                 10
          1,400    Ortel Corp.                                 34
            600    PairGain Technologies, Inc.                 47
            300    Security Dynamics Technologies,
                    Inc.                                       22
            400    Shiva Corp.                                 23
          2,500    Sterling Commerce, Inc.                     74
          2,000    Telco Systems, Inc.                         38
          2,500    Telefonaktiebolaget LM Ericsson
                    ADR                                        63
          1,600    Tellabs, Inc.                              113
          1,000    VideoServer, Inc.                           34
            400    Westell Technologies, Inc., Class
                    A                                          17
            600    Xylan Corp.                                 33
                                                        ---------
                                                            1,273
                                                        ---------
  COMMUNICATION SERVICES (40.3%)
            500    Adaptec, Inc.                               30
            500    Arbor Software Corp.                        21
            900    Automatic Data Processing, Inc.             39
            900    Avant! Corp.                                26
            600    BANN Co.                                    20
            800    BISYS Group, Inc.                           33
          1,300    Call-Net Enterprises, Inc., Class
                    B                                          14
            900    Cambridge Technology Partners,
                    Inc.                                       26
            700    Citrix Systems, Inc.                        36
            500    Clarify, Inc.                               31
          1,100    Cognos, Inc.                                35
            800    Computer Associates International,
                    Inc.                                       48
          1,500    Compuware Corp.                             69

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

          1,100    Electronic Arts, Inc.                $      41
          1,400    Electronic Data Systems Corp.               86
          2,400    Gartner Group, Inc., Class A                82
          1,400    Health Management Systems, Inc.             41
            500    HNC Software, Inc.                          20
          1,500    Informix Corp.                              42
            600    International Network Services              21
            800    i2 Technologies, Inc.                       30
            500    LCC International, Inc., Class A             9
          1,700    May & Speh, Inc.                            34
            700    Microsoft Corp.                             92
          3,800    Mobile Telecommunications
                    Technologies Corp.                         60
            800    Netscape Communications Corp.               37
            800    Nippon Telegraph & Telephone ADR            31
          1,800    Oracle Corp.                                77
            600    Paychex, Inc.                               35
          1,100    Peoplesoft, Inc.                            92
            800    Pure Atria Corp.                            30
          1,000    Rational Software Corp.                     34
            300    Remedy Corp.                                24
            500    Siebel Systems, Inc.                        21
          1,300    Sitel Corp.                                 58
            900    SunGuard Data Systems, Inc.                 41
          1,300    Teleport Communications Group,
                    Inc., Class A                              31
          1,600    Transaction Systems Architects,
                    Inc., Class A                              68
          1,800    USCS International, Inc.                    32
            700    Vantive Corp.                               45
            800    Viasoft, Inc.                               34
          1,400    WinStar Communications, Inc.                23
                                                        ---------
                                                            1,699
                                                        ---------
    OTHER TECHNOLOGY (17.8%)
            500    APAC Teleservices, Inc.                     26
            500    Boston Scientific Corp.                     29
            800    CBT Group plc ADR                           38
            800    Compaq Computer Corp.                       51
          1,800    Concord EFS, Inc.                           46
          1,300    CUC International, Inc.                     52
            600    Dell Computer Corp.                         47
          1,200    Intel Corp.                                115
            600    International Business Machines
                    Corp.                                      75
          1,400    Level One Communications, Inc.              48
          1,700    Linear Technology Corp.                     63
            400    Maxim Integrated Products, Inc.             14
          1,600    Microchip Technology, Inc.                  60

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
    OTHER TECHNOLOGY  (CONTINUED)
          1,400    News Corp. Ltd., ADR                 $      28
            700    Tele-Communications, Inc., Class A          20
            300    The Walt Disney Co.                         19
            600    Xilinx, Inc.                                20
                                                        ---------
                                                              751
                                                        ---------
  SOFTWARE (1.5%)
          1,400    Whittman-Hart, Inc.                         65
                                                        ---------
TOTAL COMMON STOCKS (Cost $3,643)                           3,788
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (10.9%)
  REPURCHASE AGREEMENT (10.9%)
$           458    Chase Securities Inc. 5.40%, dated
                    9/30/96, due 10/01/96, to be
                    repurchased at $458,
                    collateralized by $435 U.S.
                    Treasury Bonds, 9.00%, due
                    5/15/98, valued at $468 (Cost
                    $458)                                     458
                                                        ---------
TOTAL INVESTMENTS (100.7%) (Cost $4,101)                    4,246
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.7%)
 Other Assets                                                  30
 Liabilities                                                  (58)
                                                        ---------
                                                              (28)
                                                        ---------
NET ASSETS (100%)                                       $   4,218
                                                        ---------
                                                        ---------
CLASS A:
 NET ASSETS                                                $3,317
 NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 319,403 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $10.38
                                                        ---------
                                                        ---------
CLASS B:
 NET ASSETS                                                  $901
 NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 86,826 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $10.38
                                                        ---------
                                                        ---------

------------------------------------
ADR -- American Depositary Receipt